FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities - Excluding Derivatives [Member] - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
Beginning Balance		£ 2
Losses (gains) recognised in the income statement within other income		£ (2)
Transfers into the level 3 portfolio	£ 11
End Balance	£ 11